Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Nov. 14, 2023	Dec. 31, 2024
Revenues
Gain (loss) on derivative instruments, net	$ 340,808	$ (85,071)	$ (1,997,247)		$ (850,374)
Other revenue	50,738	117,532	130,588		487,109
Total revenues	2,975,661	4,564,598	3,283,099		19,418,919
Expenses
Production taxes, transportation and processing	226,062	397,216	428,280		1,715,792
Lease operating	1,453,367	1,921,321	2,299,518		8,614,080
Depletion, depreciation and amortization	352,127	97,075	476,074		2,407,098
Accretion of asset retirement obligations	11,062	335,771	33,005		144,988
General and administrative	3,553,117	2,084,545	2,309,824		10,381,095
Acquisition costs	9,999,860
Total expenses	15,595,595	4,835,928	5,546,701		23,263,053
Operating income (loss)	(12,619,934)	(271,330)	(2,263,602)		(3,844,134)
Other Income (expenses)
Change in fair value of warrant liability	187,704	(162,520)	(624,055)		(804,004)
Change in fair value of convertible note liability		(129,746)			(192,744)
Change in fair value of FPA liability	3,268,581		(349,189)		561,099
Amortization of debt discount	(1,191,553)	(337,370)	(813,181)		(2,361,627)
Interest expense	(1,043,312)	(1,744,246)	(1,860,582)		(7,643,200)
Interest income	6,736	16,675	15,105		58,793
Gain on extinguishment of liabilities		92,294			1,638,138
Loss on sale of assets
Other Income (expense)	2,937	13,627	723		36,989
Total other income (expenses)	1,231,093	(2,251,286)	(3,631,179)		(8,706,556)
Loss before income taxes	(11,388,841)	(2,522,616)	(5,894,781)		(12,550,690)
Income tax provision (benefit)	2,387,639	770,385	1,201,279		3,470,407
Net income (loss)	(9,001,202)	(1,752,231)	(4,693,502)		(9,080,283)
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.	$ (9,001,202)	$ (1,752,231)	$ (4,693,502)		$ (9,080,283)
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131	15,338,289	5,235,131		6,477,052
Weighted average share outstanding, common stock - diluted (in Shares)	5,235,131	15,338,289	5,235,131		6,477,052
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (1.72)	$ (0.11)	$ (0.9)		$ (1.4)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (1.72)	$ (0.11)	$ (0.9)		$ (1.4)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Revenues
Gain (loss) on derivative instruments, net				$ 51,957
Other revenue				520,451
Total revenues				24,238,482
Expenses
Production taxes, transportation and processing				2,117,800
Lease operating				8,692,752
Depletion, depreciation and amortization				1,497,749
Accretion of asset retirement obligations				848,040
General and administrative				3,700,267
Acquisition costs
Total expenses				16,856,608
Operating income (loss)				7,381,874
Other Income (expenses)
Change in fair value of warrant liability
Change in fair value of convertible note liability
Change in fair value of FPA liability
Amortization of debt discount
Interest expense				(1,834,208)
Interest income				313,401
Gain on extinguishment of liabilities
Loss on sale of assets				(816,011)
Other Income (expense)				(74,193)
Total other income (expenses)				(2,411,011)
Loss before income taxes				4,970,863
Income tax provision (benefit)
Net income (loss)				4,970,863
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.				$ 4,970,863
Weighted average share outstanding, common stock - basic (in Shares)
Weighted average share outstanding, common stock - diluted (in Shares)
Net income (loss) per share of common stock – basic (in Dollars per share)
Net income (loss) per share of common stock – diluted (in Dollars per share)
Crude oil
Revenues
Revenues	$ 2,513,197	$ 4,392,605	$ 4,971,150		$ 19,298,698
Crude oil | Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Revenues
Revenues				$ 22,856,521
Natural gas and natural gas liquids
Revenues
Revenues	$ 70,918	$ 139,532	$ 178,608		$ 483,486
Natural gas and natural gas liquids | Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Revenues
Revenues				$ 809,553